Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Profit before tax	$ 1,993	$ 2,227	$ 3,552
Finance income and expense	1,281	1,395	1,317
Share of after tax losses in associates and joint ventures	113	55	33
Depreciation, amortisation and impairment	3,753	3,036	2,357
(Increase)/decrease in trade and other receivables	(523)	83	1,610
Increase in inventories	(13)	(548)	(343)
(Decrease)/increase in trade and other payables and provisions	(103)	415	(341)
Gains on disposal of intangible assets	(1,885)	(1,518)	(1,301)
Fair value movements on contingent consideration arising from business combinations	(495)	109	(1,158)
Non-cash and other movements	(290)	(524)	(492)
Cash generated from operations	3,831	4,730	5,234
Interest paid	(676)	(698)	(677)
Tax paid	(537)	(454)	(412)
Net cash (outflow)/inflow from operating activities	2,618	3,578	4,145
Cash flows from investing activities
Non-contingent payments on business combinations		(1,450)	(2,564)
Movement in short-term investments and fixed deposits	405	(345)	(166)
Purchase of property, plant and equipment	(1,043)	(1,326)	(1,446)
Disposal of property, plant and equipment	12	83	82
Purchase of intangible assets	(328)	(294)	(868)
Disposal of intangible assets	2,338	1,376	1,427
Purchase of non-current asset investments	(102)	(96)	(230)
Disposal of non-current asset investments	24	70	3
Payments to joint ventures	(187)	(76)	(41)
Payment of contingent consideration from business combinations	(349)	(434)	(293)
Interest received	193	164	140
Payments made by subsidiaries to non-controlling interests			(13)
Net cash inflow/(outflow) from investing activities	963	(2,328)	(3,969)
Net cash inflow before financing activities	3,581	1,250	176
Cash flows from financing activities
Proceeds from issue of share capital	34	43	47
Issue of loans	2,971	1,988	2,491
Repayment of loans	(1,400)	(1,750)
Dividends paid	(3,484)	(3,519)	(3,561)
Hedge contracts relating to dividend payments	(67)	(20)	18
Repayment of obligations under finance leases		(14)	(16)
Movement in short-term borrowings	(98)	336	(303)
Net cash outflow from financing activities	(2,044)	(2,936)	(1,324)
Net increase/(decrease) in Cash and cash equivalents in the period	1,537	(1,686)	(1,148)
Cash and cash equivalents at the beginning of the period	3,172	4,924	6,051
Exchange rate effects	(38)	(66)	21
Cash and cash equivalents at the end of the period	4,671	3,172	4,924
Cash and cash equivalents	4,831	3,324	5,018
Overdrafts	$ (160)	$ (152)	$ (94)